Securities Act File No. 333-208987

ICA No. 811-23128

As filed with the Securities and Exchange Commission on August 19, 2019

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. _

Post-Effective Amendment No. 6_

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No.   6

(Check Appropriate Box or Boxes)

Centerstone Investors Trust

(Exact Name of Registrant as Specified in Charter)

135 5th Avenue

New York, New York 10010

Attention:  Abhay Deshpande

 (Address of Principal Executive Offices)(Zip Code)

(212) 503-5790

 (Registrant’s Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With a copy to:

Thomas Westle, Esq. Blank Rome LLP 1271 Avenue of the Americas New York, NY 10020 (212) 885-5239

 Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On ___________ pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the Centerstone Investors Fund and Centerstone International Fund, each a series of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) of the Securities Act, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on August 19, 2019.

CENTERSTONE INVESTORS TRUST

 (Registrant)

/s/Abhay Deshpande

By: Abhay Deshpande

President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date
__/s/ Abhay Deshpande__ Abhay Deshpande	Trustee and President and Chief Executive Officer	August 19, 2019
_/s/ Anita K. Krug__ Anita K. Krug	Independent Trustee	August 19, 2019
__/s/ Felix Rivera__ Felix Rivera	Independent Trustee	August 19, 2019
__/s/ Paul Coghlan__ Paul Coghlan	Independent Trustee	August 19, 2019
__/s/ Philip Santopadre__ Philip Santopadre	Treasurer, Chief Financial Officer and Secretary	August 19, 2019

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase